Document And Entity Information	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	X-Energy, Inc.
Entity Central Index Key	0002088896
Entity Emerging Growth Company	true
Entity File Number	001-43246
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-3934505
Entity Address, Address Line One	530 Gaither Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	310
Local Phone Number	358-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	XE
Security Exchange Name	NASDAQ